Goodwill and intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	4.1. Goodwill and intangible assets
Accounting policies
Intangible assets acquired separately are measured on
initial recognition at cost. Internally generated intangibles, except for development costs that may be capitalized, are
expensed as incurred. Development costs are capitalized
only if Nokia has the technical feasibility to complete the
asset; has an ability and intention to use or sell the asset;
can demonstrate that the asset will generate future
economic benefits; has resources available to complete
the asset; and has the ability to measure reliably the
expenditure during development.
The useful life of Nokia’s intangible assets, other than
goodwill, is finite. Following initial recognition, finite
intangible assets are carried at cost less accumulated
amortization and accumulated impairment losses. Intangible
assets are amortized over their useful lives, generally three years to ten years, using the straight-line method, which is considered to best reflect the pattern in which the asset’s
future economic benefits are expected to be consumed.
Depending on the nature of the intangible asset, the
amortization charges for continuing operations are included
in cost of sales, research and development expenses or
selling, general and administrative expenses.
Goodwill is allocated to the cash-generating units or groups of cash-generating units that are expected to benefit from
the synergies of the related business combination and that
reflect the lowest level at which goodwill is monitored for
internal management purposes. A cash-generating unit, as
determined for the purposes of Nokia’s goodwill impairment
testing, is the smallest group of assets generating cash
inflows that are largely independent of the cash inflows
from other assets or groups of assets. The carrying value
of a cash-generating unit includes its share of relevant
corporate assets allocated to it on a reasonable and
consistent basis. When the composition of one or more
groups of cash-generating units to which goodwill has been
allocated is changed, the goodwill is reallocated based on
the relative fair value of the affected groups of cash-
generating units.
Nokia tests the carrying value of goodwill for impairment
annually. In addition, Nokia assesses the recoverability of the carrying value of goodwill and intangible assets if events
or changes in circumstances indicate that the carrying value may be impaired. Factors that Nokia considers when it
reviews indications of impairment include, but are not
limited to, underperformance of the asset relative to its
historical or projected future results, significant changes
in the manner of using the asset or the strategy for the
overall business, and significant negative industry or
economic trends.
Nokia conducts its impairment testing by determining the
recoverable amount for an asset, a cash-generating unit or
groups of cash-generating units. The recoverable amount
of an asset, a cash-generating unit or groups of cash-
generating units is the higher of its fair value less costs of disposal and its value-in-use. The recoverable amount is
compared to the asset’s, cash-generating unit’s or groups
of cash-generating units’ carrying value. If the recoverable amount for the asset, cash-generating unit or groups of
cash-generating units is less than its carrying value, the
asset is considered impaired and is written down to its
recoverable amount. Impairment losses are presented
in cost of sales, research and development expenses or
selling, general and administrative expenses, except for
impairment losses on goodwill, which are presented in
other operating expenses.

EURm	Goodwill	Intangible assets	Total
2024
Acquisition cost at 1 January	6 629	9 893	16 522
Additions	—	97	97
Acquisitions through business combinations	33	—	33
Assets held for sale	(38)	(170)	(208)
Disposals and retirements	(11)	(282)	(293)
Translation differences	260	255	515
Acquisition cost at 31 December	6 873	9 793	16 666
Accumulated amortization and impairment charges at 1 January	(1 125)	(8 807)	(9 932)
Amortization	—	(390)	(390)
Assets held for sale	—	165	165
Disposals and retirements	—	278	278
Translation differences	(12)	(237)	(249)
Accumulated amortization and impairment charges at 31 December	(1 137)	(8 991)	(10 128)

Net book value at 1 January	5 504	1 086	6 590
Net book value at 31 December	5 736	802	6 538

2023
Acquisition cost at 1 January	6 799	9 778	16 577
Additions	—	299	299
Disposals, retirements and assets held for sale	(22)	(23)	(45)
Translation differences	(148)	(161)	(309)
Acquisition cost at 31 December	6 629	9 893	16 522
Accumulated amortization and impairment charges at 1 January	(1 132)	(8 515)	(9 647)
Amortization	—	(423)	(423)
Impairment	—	(26)	(26)
Disposals and retirements	—	17	17
Translation differences	7	140	147
Accumulated amortization and impairment charges at 31 December	(1 125)	(8 807)	(9 932)

Net book value at 1 January	5 667	1 263	6 930
Net book value at 31 December	5 504	1 086	6 590
Net book value of intangible assets by type of asset

EURm	2024	2023
Customer relationships	317	605
Patents and licenses	304	316
Technologies and IPR&D	12	31
Tradenames and other	51	60
Intangible assets under construction	118	74
Total	802	1 086
At 31 December 2024, the weighted average remaining
amortization period is approximately one year for customer
relationships, six years for patents and licenses, one year for technologies and IPR&D, and three years for tradenames
and other.
Goodwill
Nokia has allocated goodwill to its operating segments
corresponding to groups of cash-generating units (CGUs) that are expected to benefit from goodwill. Refer to Note 2.2.
Segment information.
Allocation of goodwill
The following table presents the allocation of goodwill to
groups of CGUs at 31 December:

EURm	2024	2023
Network Infrastructure	2 831	2 739
Mobile Networks	2 346	2 228
Cloud and Network Services	559	537
Recoverable amounts
The recoverable amounts of the groups of CGUs in 2024 were
based on value-in-use that was determined using a discounted cash flow calculation. The cash flow projections approved by management were based on financial plans covering a forecast period of three years followed by a seven-year period that
reflects management’s expectations of recovery from the
market-driven mid-term decrease in sales and market
cyclicality, especially in the Mobile Networks group of CGUs, that then converge to the steady state cash flow projection
modelled in the terminal year. The terminal growth rate
assumptions do not exceed long-term average growth rates
for the industries and economies in which the groups of
CGUs operate.
The discount rates reflect current assessments of the time
value of money and relevant market risk premiums considering risks and uncertainties for which the future cash flow estimates have not been adjusted. Discounted cash flow projections are based on post-tax cash flows and post-tax discount rates,
which do not materially differ from the pre-tax basis
discounted cash flow projections. Other key variables in future cash flow projections include assumptions on estimated sales growth, gross margin and operating margin.
Sales growth and gross margin assumptions reflect
management expectations of addressable market growth,
market share and competitive position, as well as Nokia’s
strategy and long-term business outlook. Gross margin and
operating margin assumptions include the impact of the
ongoing transformational and cost savings initiatives, which are expected to reduce cost base and increase operational
efficiency especially within Mobile Networks.
Terminal growth rate and post-tax discount rate applied in the impairment test for the groups of CGUs:

	Terminal growth rate		Post-tax discount rate
Key assumption %	2024	2023	2024	2023
Network Infrastructure	1.5%	1.0%	9.4%	9.3%
Mobile Networks	1.0%	1.0%	8.4%	8.3%
Cloud and Network Services	1.5%	1.0%	8.0%	7.7%
The results of the impairment testing indicate adequate
headroom for each group of CGUs in 2024.